SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 2,657,931	$ 2,229,303
Accrued expenses	80,676	87,888
Stock based compensation	50,944	44,861
Deferred revenue
Depreciation expense
Net deferred tax assets	2,789,552	2,362,052
Valuation allowance	(2,789,552)	(2,362,052)
Total net deferred tax asset